UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

Alternative CREDIT INCOME FUND

(Exact name of registrant as specified in charter)

650 Madison Avenue, 23rd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

(212) 891-2880

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1 – Proxy Voting Record.

ALTERNATIVE CREDIT INCOME FUND

Meeting Date	Company Name	CUSIP	Ticker	Who proposed the change	Proposal(s)	Vote Cast	Shares voted	With or Against Management
8/5/2020	Whitehorse Finance Inc	96524V	WHF	Issuer	1a. Election of Director: Stuart Aronson 1b. Election of Director: Jay Carvell 1c. Election of Director: Rick P. Frier 2. To ratify the selection of Crowe LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	For	2,650,001	With
8/11/2020	Apollo Investment Corporation	03761U502	AINV	Issuer	(1) to consider and vote upon the election of three Class I directors; (2) to consider and vote upon the ratification of the selection of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending March 31, 2021; and (3) to transact such other business as may properly come before the meeting and any postponements or adjournments thereof.	Not Voted	0	N/A
10/6/2020	Solar Capital Ltd	83413U100	SLRC	Issuer	1. To elect two directors of the Company, who will each serve for a term of three years, or until their successors are duly elected and qualified; 2. To approve a proposal to authorize the Company to sell shares of its common stock at a price or prices below the Company’s then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement (including, without limitation, that the number of shares issued does not exceed 25% of the Company’s then outstanding common stock immediately prior to each such offering); and 3. To transact such other business as may properly come before the meeting.	For	514,872	With
10/6/2020	Solar Senior Capital LTD	83416M105	SUNS	Issuer	1. To elect two directors of the Company, who will each serve for a term of three years, or until his respective successor is duly elected and qualified; 2. To approve a proposal to authorize the Company to sell shares of its common stock at a price or prices below the Company’s then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement (including, without limitation, that the number of shares issued does not exceed 25% of the Company’s then outstanding common stock immediately prior to each such offering); and 3. To transact such other business as may properly come before the meeting.	For	178,599	With
2/9/2021	PennantPark Floating Rate Capital	70806A106	PLFT	Issuer	1. To consider and vote upon the election of two directors to the Board of Directors of the Company, who will each serve for a term of three years until the 2024 annual meeting of Stockholders and until his successor is duly elected and qualifies; 2. To consider and vote upon the ratification of the selection of RSM US LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2021; and 3. To transact such other business as may properly come before the Annual Meeting or any postponement or adjournment of the Annual Meeting	Not Voted	0	N/A
2/9/2021	PennantPark Investment Corp	708062104	PNNT	Issuer	1. To consider and vote upon the election of three directors to the Board of Directors of the Company, one of whom will serve for a term of two years until the 2023 annual meeting of Stockholders and until his successor Is duly elected and qualifies, and two of whom will each serve for a term of three years until the 2024 annual meeting of Stockholders and until his successor is duly elected and qualifies; 2. To consider and vote upon the ratification of the selection of RSM US LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2021; and 3. To transact such other business as may	Not Voted	0	N/A
3/17/2021	Owl Rock Capital Corp	69121K104	ORCC	Issuer	(1) To approve the Company’s entry into an amended and restated investment advisory agreement (the “New Advisory Agreement”) between the Company and Owl Rock Capital Advisors LLC (the “Adviser”), pursuant to which the Adviser will continue to provide investment advisory and management services to the Company following the Adviser Change in Control with no changes to terms, as more fully described in the accompanying proxy statement (the “New Advisory Agreement Proposal”); and (2) To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to approve the New Advisory Agreement (the “Adjournment Proposal”).	Not Voted	0	N/A
5/3/2021	Blackrock Capital Investment	92533108	BKCC	Issuer	(1) To approve a proposal to authorize flexibility for the Company, with approval of the Board of Directors (the “Board”) of the Company, to sell or otherwise issue shares of its common stock (during the next 12 months) at a price below the Company’s then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement for the Special Meeting (including that the cumulative number of shares sold pursuant to such authority does not exceed 25% of the Company’s then outstanding common stock immediately prior to each such sale); and (2) To transact such other business as may properly come before the Special Meeting or any adjournments, postponements or delays thereof.	For	492,323	With
5/11/2021	Whiting Petroleum Corporation	966387508	WLL	Issuer	(1)To elect the seven directors named in the accompanying proxy statement to hold office until the 2022 annual meeting of stockholders and until their successors are duly elected and qualified; (2) to approve, by advisory vote, the compensation of our named executive officers; (3) to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for 2021; and to (4) consider and act upon such other business as may properly come before the meeting or any adjournment or postponement thereof.	Not Voted	0	N/A
5/13/2021	TriplePoint Venture Growth BDC	89677Y100	TPVG	Issuer	1. To elect two Class I directors of the Company who will each serve until the 2024 annual meeting of the Company’s stockholders, or until their respective successors are duly elected and qualified; 2. To ratify the selection of Deloitte & Touche LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2021; and 3. To transact such other business as may properly come before the meeting, or any postponement or adjournment thereof.	For	415,109	With
5/21/2021	FS KKR Capital Corp	302635206	FSK	Issuer	i. a proposal to approve the Agreement and Plan of Merger, dated as of November 23, 2020 (the “Merger Agreement”), by and among FSK, FS KKR Capital Corp. II (“FSKR”), Rocky Merger Sub, Inc., a wholly owned subsidiary of FSK (“Merger Sub”) and FS/KKR Advisor, LLC (the “Advisor”) and the transactions contemplated thereby, including the merger of Merger Sub with and into FSKR with FSKR as the surviving corporation (such proposal, the “FSK Merger Proposal”); ii. a proposal to approve the issuance of shares of FSK common stock (“FSK Common Stock”) to FSKR stockholders as merger consideration in the merger (such proposal, the “Merger Stock Issuance Proposal”); and iii. a proposal to amend the investment advisory agreement, dated December 20, 2018, by and between FSK and the Advisor (the “Existing FSK Investment Advisory Agreement”) to (1) reduce FSK’s income incentive fee rate from 20% to 17.5% and (2) remove the total return lookback provision applicable to the subordinated incentive fee on income (such proposal, the “FSK Advisory Agreement Amendment Proposal”).	For	150,016	With
5/21/2021	FS KKR Capital Corp II	35952V303	FSKR	Issuer	i. a proposal to approve the Agreement and Plan of Merger, dated as of November 23, 2020 (the “Merger Agreement”), by and among FSK, FS KKR Capital Corp. II (“FSKR”), Rocky Merger Sub, Inc., a wholly owned subsidiary of FSK (“Merger Sub”) and FS/KKR Advisor, LLC (the “Advisor”) and the transactions contemplated thereby, including the merger of Merger Sub with and into FSKR with FSKR as the surviving corporation (such proposal, the “FSK Merger Proposal”); ii. a proposal to approve the issuance of shares of FSK common stock (“FSK Common Stock”) to FSKR stockholders as merger consideration in the merger (such proposal, the “Merger Stock Issuance Proposal”); and iii. a proposal to amend the investment advisory agreement, dated December 20, 2018, by and between FSK and the Advisor (the “Existing FSK Investment Advisory Agreement”) to (1) reduce FSK’s income incentive fee rate from 20% to 17.5% and (2) remove the total return lookback provision applicable to the subordinated incentive fee on income (such proposal, the “FSK Advisory Agreement Amendment Proposal”).	For	195,000	With
6/7/2021	Ares Capital Corporation	04010L103	ARCC	Issuer	(1) To elect three directors to serve until the 2024 annual meeting of stockholders and until their successors are duly elected and qualify; (2) To consider and vote upon the ratification of the selection of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2021; and (3) To consider and take action upon such other matters as may properly come before the meeting or any adjournment or postponement thereof.	For	269,423	With
6/7/2021	Portman Ridge Finance Corp.	73688F102	PTMN	Issuer	1) The election of three directors, who will each serve until the 2024 Annual Meeting of Stockholders and until his successor is duly elected and qualifies; (2) To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2021; (3) To grant discretionary authority to the Board of Directors of the Company to amend Company’s Certificate of Incorporation to effect a reverse stock split of its common stock within the range of 1-5 to 1-15, the exact ratio (the “Reverse Stock Split Ratio”), if any, to be determined by the Board of Directors, but not later than one year after stockholder approval thereof (the “Reverse Stock Split”); and (4) To approve an amendment to the Company’s Certificate of Incorporation to decrease, concurrent with and conditioned upon the effectiveness of the Reverse Stock Split, the number of authorized shares of common stock by one half of the Reverse Stock Split Ratio (“Reduction in Shares Ratio”).	For	255,046	With
6/17/2021	Trinity Capital Inc.	896442407	TRIN	Issuer	(1)To re-elect three members of the board of directors of the Company (the “Board”), two of which will serve for a term of three years and one of which will serve for a term of two years, and until their respective successors are duly elected and qualified; (2) To approve a proposal to authorize the Company to sell or otherwise issue up to 25% of the then outstanding shares of the Company’s common stock at an offering price per share to investors that is below the Company’s then current net asset value per share; (3) To approve a proposal to authorize the Company to issue options, warrants or securities to subscribe to, convert to, or purchase common stock, subject to the conditions as set forth in the Company’s proxy statement; (4) To approve the 2019 Trinity Capital Inc. Long-Term Incentive Plan; (5) To approve the Trinity Capital Inc. 2019 Non-Employee Director Restricted Stock Plan; and (6) To transact such other business as may properly come before the Annual Meeting or any postponement or adjournment thereof.	Not voted	0	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/ Jason Roos
Jason Roos
Treasurer (Principal Financial Officer)

Date:	August 31, 2021